Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Leases [Abstract]
Amortization of right of use	$ 695,110	$ 766,294	$ 0
Operating Lease Term	5 years